INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Revenues of Major Customers) (Details) - Revenue [Member]		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Customer A [Member]
Concentration Risk [Line Items]
Percentage		25.00%	27.00%	33.00%
Customer B [Member]
Concentration Risk [Line Items]
Percentage		11.00%	7.00%	1.00%
Customer C [Member]
Concentration Risk [Line Items]
Percentage	[1]	22.00%	25.00%	28.00%
Customer One [Member]
Concentration Risk [Line Items]
Percentage		4.00%	5.00%	5.00%
Customer Two [Member]
Concentration Risk [Line Items]
Percentage		7.00%	9.00%	9.00%

[1]	Represents aggregated revenue to four customers that accounted for between 4% to 7% of total revenue during 2020, to four customers that accounted for between 5% and 9% of total revenue during 2019, and to four customers that accounted for between 5% and 9% of total revenue during 2018.